General and Administrative Expenses (Tables)	9 Months Ended
Sep. 30, 2019
Increase through Environment, Health and Safety Expenses, Exploration and Evaluation Assets
Schedule of General and Administrative Expenses

Details of the general and administrative expenses by nature are presented in the following table:

(All amounts in table are expressed in thousands of Canadian dollars)

	Three Months Ended		Nine Months Ended
	September 30, 2019	September 30, 2018	September 30, 2019	September 30, 2018
Consulting fees	66	78	231	252
Professional fees	78	10	113	97
Management fees	194	184	567	549
Investor relations	1	94	28	184
Filing fees	41	15	69	68
Salaries and benefits	175	90	453	275
General office expenses	29	50	176	277
Total	584	521	1,637	1,702